Other receivables, net	6 Months Ended
Dec. 31, 2025
Other receivables, net
Other receivables, net

Note 4 – Other receivables, net

Other receivables, net consist of the following:

	December 31,	June 30,
	2025	2025
	(unaudited)
Advances to third parties[1] or employees	$1,107,124	$1,202,601
Interest receivables	446,667	236,667
Total other receivables	1,553,791	1,439,268
Less: allowance for credit losses	(413,903)	(403,403)
Total other receivables, net	$1,139,888	$1,035,865

[1] Non-trade advances to third parties are short term in nature and are due on demand with no interest bearing. These advances were refundable and made in relation to establishing relationship for potential service providers of cryptocurrency operations.

Movements of allowance for credit losses are as follows:

	December 31,	June 30,
	2025	2025
	(unaudited)
Beginning balance	$403,403	$2,972,289
Addition	10,500	13,875
Write-off	—	(2,582,761)
Ending balance	$413,903	$403,403